ASSET DECOMMISSION OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2017
ASSET DECOMMISSION OBLIGATION
Schedule of position of the amounts corresponding to the total liability relating to demobilization of assets

Decommissioning

	12/31/2017			12/31/2016
Concession	Total Cost Estimate	Adjustment to Present Value	Estimate to Present Value	Present value
Angra 1	1,923,878	(634,204)	1,289,674	587,735
Angra 2	2,266,537	(1,645,791)	620,746	288,641

Total	4,190,415	(2,279,995)	1,910,420	876,376

Low and Medium Activity Reactors and Used Nuclear Fuel

	12/31/2017			12/31/2016
Concession	Total Cost Estimate	Adjustment to Present Value	Estimate to Present Value	Present value
Angra 1	248,137	(39,087)	209,050	196,400
Angra 2	416,545	(65,615)	350,930	329,694

Total	664,682	(104,702)	559,980	526,094

Total Asset Repayment Obligations

	12/31/2017			12/31/2016
Concession	Total Cost Estimate	Adjustment to Present Value	Estimate to Present Value	Present value
Angra 1	2,172,015	(673,291)	1,498,724	784,135
Angra 2	2,683,082	(1,711,406)	971,676	618,335

Total	4,855,097	(2,384,697)	2,470,400	1,402,470